Acquisitions and disposals (Details Textual) ₪ / shares in Units, ₪ in Millions, $ in Millions, $ in Millions			1 Months Ended																							12 Months Ended
	May 02, 2019 shares	Dec. 31, 2017 ARS ($)	Feb. 28, 2019 ILS (₪)	Feb. 28, 2019 ARS ($)	Feb. 14, 2019 ARS ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 ARS ($) shares	Nov. 30, 2018 ILS (₪)	Nov. 30, 2018 ARS ($)	Nov. 27, 2018	Oct. 31, 2018	Aug. 31, 2018	Aug. 20, 2018 USD ($)	Aug. 20, 2018 ARS ($)	Jul. 31, 2018 ILS (₪) shares	Jul. 31, 2018 ARS ($) shares	Jun. 30, 2018 ARS ($)	Jun. 27, 2018 ILS (₪) shares	Jun. 27, 2018 ARS ($) shares	Dec. 31, 2017	Nov. 30, 2017 ARS ($)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2019 ARS ($)	Jun. 27, 2019 ILS (₪)	Jun. 27, 2019 ARS ($)	May 03, 2019 ILS (₪) ₪ / shares	May 03, 2019 ARS ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 ARS ($)
Acquisitions and disposals (Textual)
Sale of shares, description																										IRSA and its subsidiaries completed the sale in the secondary market of 10,420,075 ordinary shares of IRSA CP, par value Ps. 1 per share, represented by American Depositary Shares (“ADSs”), representing four ordinary shares each, which represents nearly 8.27% of IRSA CP capital for a total amount of Ps. 4,454 (US$ 140 as of the date of the transaction). After the transaction, IRSA’s direct and indirect interest in IRSA CP amounts to approximately 86.34%. This transaction was accounted in equity as an increase in the equity attributable to the parent for an amount of Ps. 414, net of taxes.
Dividend in kind, description																										The Shareholder's meeting was held, whereby the distribution of a dividend in kind for an equivalent of Ps. 1,827 payable in shares of IRSA CP was resolved (equivalent to Ps 2.44 per share). The decisions made on the basis of years' results prior to the application of IAS 29, are not subject to be revised. For the distribution, the value of IRSA CP share was taken as of October 26, 2018, which was Ps. 220 per share. The number of shares distributed amounted to 6,418,182. This transaction was accounted for as an equity transaction generating a decrease in the equity attributable to holders of the parent for Ps. 1,073, restated as of the date of these financial statements. The stake of the Group in IRSA CP as of the date if these financial statements is 82.35%.
Ownership percentage					100.00%
Related parties transaction					$ 131
Decrease in net equity					$ 2
Restricted cash																											$ 5,269
Swap transaction | shares	2,215,521
Share capital, description	In accordance with the agreement with the Second Buyer, the early termination of the Swap Transaction was implemented with respect to the shares representing 1% of Clal's share capital, in order to complete the sale. As a result of the aforementioned sales, IDBD holding in Clal was reduced to 20.3% of its share capital (approximately 15.4% through a trust) and the Company owns approximately 24% additional through swaps transactions. On June 16, 2019, the third buyer notified its intention to exercise the purchase option for 4.99% of Clal at a price per share of NIS 47.7, in accordance with the terms described above.
DIC acquired additional percentage																										29.91%	29.91%
PBC [Member]
Acquisitions and disposals (Textual)
Increase in net equity				$ 71					$ 71
Acquired market price				$ 1,004					$ 1,004
DIC acquired additional percentage			4.38%	4.38%		4.38%	4.38%	4.38%	4.38%	4.38%	4.38%
Elron [Member]
Acquisitions and disposals (Textual)
Decrease in net equity							$ 45						$ 45
Acquired market price							$ 390						$ 390
DIC acquired additional percentage						9.20%	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%	9.20%
Shufersal Ltd. [Member]
Acquisitions and disposals (Textual)
Sale of shares, description		DIC sold Shufersal shares, decreasing its stake from 53.30% to 50.12%. The consideration with respect to the sale of the shares amounted to NIS 169.5 (equivalent to Ps. 1,503).												DIC sold 7.5% of the total shares of Shufersal to institutional investors for a consideration of NIS 416 million (approximately Ps. 5,084). After this transaction, the group holding went down to 26,02% approximately. The profit for this sale was NIS 27 (approximately Ps. 301).							The percentage sold amounted to 16.56% and the net amount of the consideration was approximately NIS 848 (equivalent to Ps. 9,687), consequently DIC lost control of Shufersal, so the Group deconsolidated the subsidiary at that date.
Increase in net equity		$ 1,192
Sale amount																					$ 4,097
Remeasurement at fair value																					$ 13,146
Tyrus [Member]
Acquisitions and disposals (Textual)
Acquisition, description																			As a result of this transaction, the Group's equity interest has increased from 76.57% to 77.92%. This transaction was accounted for as an equity transaction generating an increase in the net equity attributable to the controlling shareholders by Ps. 32 restated to these financial statements.	As a result of this transaction, the Group's equity interest has increased from 76.57% to 77.92%. This transaction was accounted for as an equity transaction generating an increase in the net equity attributable to the controlling shareholders by Ps. 32 restated to these financial statements.
Shares acquired | shares																			2,062,000	2,062,000
Acquired market price																				$ 343
Purchase of own shares, percentage																			83.77%	83.77%
Dolphin Netherlands B.V. [Member]
Acquisitions and disposals (Textual)
Decrease in net equity																									$ 328
Acquisition, description																									The transaction has been made for an amount of NIS 1,843 (equivalent to NIS 17.20 per share of DIC). The consideration was paid NIS 70 in cash (equivalent to Ps. 684) and NIS 1,773 (equivalent to Ps. 16,441) were financed by IDBD to Dolphin, maturing in five years, with the possibility of an extension of three additional years in tranches of one year each, that will accrue an initial interest of 6.5% annually, which will increase by 1% annually in case of extension for each annual tranch. Furthermore, guarantees have been implemented for IDBD, for IDBD bondholders and their creditors, through pledges of different degree of privilege over DIC shares resulting from the purchase. Moreover, a pledge will be granted in relation to 9,636,097 (equivalent to 6.38%) of the shares of DIC that Dolphin currently holds in the first degree of privilege in favor of IDBD and in second degree of privilege in favor of IDBD's creditors.
Agreement, description																								The transaction was made at a price of NIS 398 (equivalent to NIS 1.894 per share and approximately to Ps. 3,553). As consideration of the transaction all receivables from IFISA to Dolphin have been canceled plus a payment of US$ 33.7 (equivalents to Ps. 1,061). This transaction was accounted as an equity transaction that resulted in a decrease of the equity attributable to the parent for an amount of Ps. 8,177 restated as of the date of these Financial Statements.
Share capital, percentage																								31.70%
Purchase of own shares, percentage																								100.00%
Israir [Member]
Acquisitions and disposals (Textual)
Assets and liabilities held for sale																																	$ 520
Tivoli Project [Member]
Acquisitions and disposals (Textual)
Consideration received																		$ 1
Sale of real estate [Member]
Acquisitions and disposals (Textual)
Agreement, description															A subsidiary of Ispro signed an agreement for the sale of all of its rights in real estate area of approximately 29 dunams (equivalent to 1 hectare), in which there are 12,700 square meters in the northern industrial zone in Yavneh for NIS 86 million, (equivalent to Ps. 1,099).
Board of Directors [Member]
Acquisitions and disposals (Textual)
Acquisition, description								DIC acquired 12.2 million shares for a total amount of NIS 119 million (approximately Ps. 1,427). Additionally, in December 2018, minority shareholders of DIC exercised DIC Series 6 options for an amount of NIS 9 million (approximately Ps. 122).	DIC acquired 12.2 million shares for a total amount of NIS 119 million (approximately Ps. 1,427). Additionally, in December 2018, minority shareholders of DIC exercised DIC Series 6 options for an amount of NIS 9 million (approximately Ps. 122).
Share capital, description																The sale of 50% of the issued share capital of a company which manages the incoming tourism operation which is held by Israir for a total consideration of NIS 26 million (approximately Ps. 354). This transaction does not change the intentions of selling the whole investment in IDBT, which the management of the company expects to complete before June 2020.
DIC acquired additional percentage						5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Repurchase of own shares, amount									$ 1,748
Share capital, percentage								10.10%	10.10%
Clal [member]
Acquisitions and disposals (Textual)
Share capital																															$ 1,665
NIS [Member]
Acquisitions and disposals (Textual)
Restricted cash | ₪																										₪ 442
NIS [Member] | Clal [member]
Acquisitions and disposals (Textual)
Share capital | ₪																														₪ 132
Price per share | ₪ / shares																														₪ 47.7
NIS [Member] | PBC [Member]
Acquisitions and disposals (Textual)
Acquired market price | ₪			₪ 81					₪ 81
NIS [Member] | Elron [Member]
Acquisitions and disposals (Textual)
Acquired market price | ₪						₪ 31						₪ 31
NIS [Member] | Tyrus [Member]
Acquisitions and disposals (Textual)
Acquired market price | ₪																			₪ 20
NIS [Member] | Israir [Member]
Acquisitions and disposals (Textual)
Assets and liabilities held for sale | ₪																																₪ 56
NIS [Member] | Board of Directors [Member]
Acquisitions and disposals (Textual)
Repurchase of own shares, amount | ₪								₪ 120
USD [Member] | Tivoli Project [Member]
Acquisitions and disposals (Textual)
Consideration received																	$ 18
Cellcom [member]
Acquisitions and disposals (Textual)
Equity interest, description																						The present transactions were accounted for as an equity transaction generating a decrease in the equity attributable to holders of the parent for Ps. 158, restated as of the date of these financial statements.	The present transactions were accounted for as an equity transaction generating a decrease in the equity attributable to holders of the parent for Ps. 158, restated as of the date of these financial statements.
Share capital																													$ 3,441
Shares acquired | shares																						6,314,200	6,314,200
Shares acquired, value																							$ 1,792
Investment options exercised											$ 369
Discount investment exercised options | shares										1,500,000	1,500,000
Cellcom [member] | NIS [Member]
Acquisitions and disposals (Textual)
Share capital | ₪																												₪ 280
Shares acquired, value | ₪																						₪ 146
Investment options exercised | ₪										₪ 31
Buyers [member]
Acquisitions and disposals (Textual)
Acquisition, description	IDBD entered into sales agreements with two unrelated parties (the “Buyers”), according to which each of the Buyers will acquire Clal shares representing 4.99% of its share capital at a cash price of NIS 47.7 per share (approximately Ps. 602 per share). In addition, they were granted an option to acquire additional Clal shares for approximately 3% of the issued capital, for a period of 120 days (subject to obtaining a holding permit) at a price of NIS 50 per share.
HASA [Member]
Acquisitions and disposals (Textual)
Acquisition, description			The Group reported the acquisition, from an unrelated third party, the twenty percent (20%) of HASA for an amount of US$ 1.2 . As a result of this acquisition, IRSA holds 100% of HASA’s share capital. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the controlling shareholders by Ps. 2 restated at the date of these financial statements.	The Group reported the acquisition, from an unrelated third party, the twenty percent (20%) of HASA for an amount of US$ 1.2 . As a result of this acquisition, IRSA holds 100% of HASA’s share capital. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the controlling shareholders by Ps. 2 restated at the date of these financial statements.